Nature of operations and reorganization - Establishment of Jianpu, its subsidiaries and VIE(Details) - $ / shares		1 Months Ended	12 Months Ended
	Sep. 25, 2017	Oct. 31, 2017	Dec. 31, 2017	Jun. 01, 2017
Establishment of Jianpu, its subsidiaries and VIE
Common Stock, Shares Authorized			1,500,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)				1
Shares outstanding (in shares)		345,541,350		1
Par value of a share (in dollar per share)	$ 0.0001			$ 0.0001
Shares issued for the IPO and the concurrent private placements (in shares)	345,541,349	345,541,350
RDD
Establishment of Jianpu, its subsidiaries and VIE
Percentage of direct or Indirect economic interest in VIEs			100.00%
Jianpu HK
Establishment of Jianpu, its subsidiaries and VIE
Percentage of direct or Indirect economic interest			100.00%
RQN
Establishment of Jianpu, its subsidiaries and VIE
Percentage of direct or Indirect economic interest			100.00%